Offerings - Offering: 1	Nov. 08, 2024 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,882,841
Maximum Aggregate Offering Price	$ 26,661,029.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-261039
Carry Forward Initial Effective Date	Nov. 12, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 3,935.00
Offering Note	The shares of Common Stock, par value $0.01 per share ("Common Stock"), of the registrant will be offered for resale by the selling stockholder. Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional number of shares of Common Stock issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of Common Stock being registered pursuant to this registration statement. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 filed on November 8, 2024. In accordance with Rule 415(a)(6) of the Securities Act of 1933, as amended, this prospectus supplement carries forward 1,882,841 shares of unsold common stock previously registered under the Company's former Registration Statement on Form S-3 (File No. 333-261039) and related prospectus supplement dated December 22, 2023 (the "Prior Prospectus"). In connection with the registration of such unsold securities on the Prior Prospectus, the Registrant paid registration fees of $3,935. All 1,882,841 shares of unsold common stock are being carried forward to this prospectus supplement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Prospectus is deemed terminated as of the date hereof.